Interest-Bearing Time Deposits (Details Textual) (USD $)	1 Months Ended	12 Months Ended
	Sep. 30, 2005	Dec. 31, 2012	Dec. 31, 2011
Interest-Bearing Time Deposits (Textual)
Interest-bearing time deposits in denominations of $100,000 or more		$ 85,300,000	$ 99,900,000
Certificates of Deposit obtained from brokers		5,900,000	5,900,000
Maturity Date, Description	September 7, 2030, at the option of the Company: on or after September 7, 2020 at par; or on or after September 7, 2010 at a premium.	Between 2013 and 2015.
Time deposits certificate of deposit account registry service		28,100,000	37,800,000
Certificate of deposit account registry service insurable amounts		$ 250,000